Long-term receivables, investments and other (Tables)	12 Months Ended
Dec. 31, 2025
Long-term receivables, investments and other [Abstract]
Long-term receivables, investments and other
2025 2024
Derivatives [note 25] 21,166 103
Investment tax credits 97,186 96,199
Amounts receivable related to tax dispute [note 20]
(a)
209,125 209,125
Income tax receivable
(b)
65,653 -
Product loan
(c)
288,294 288,294
Other 4,959 3,268
686,383 596,989
Less current portion (39,138) (1,093)
Net $ 647,245 $ 595,896
(a)
Cameco was required to remit or otherwise secure
50 % of the cash taxes and transfer pricing penalties, plus related interest and instalment penalties assessed, in relation to its dispute with Canada Revenue Agency (CRA). In light of our view of the likely outcome of the case, Cameco expects to recover the amounts remitted to CRA, including cash taxes, interest and penalties paid.
(b) As a result of Cameco’s dispute with CRA, Cameco has drawn down the tax pools available to us and we were required to remit cash tax for the 2024 and 2025 tax years. Cameco expects to recover this amount.
(c)
Cameco loaned
5,400,000
pounds of uranium concentrate to its joint venture partner, Orano Canada Inc., (Orano). Orano is obligated to repay the Company in kind with uranium concentrate no later than December 31, 2028 . As at December 31,
2025, 3,000,000
pounds have been returned as repayment on this loan (December 31, 2024 -
3,000,000
pounds).